Capital Structure, Common Stock (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Jul. 05, 2022	Jan. 19, 2022
Common Stock [Abstract]
Share capital (in shares)				500
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	8,694,630	8,180,243	1,512,004
Common stock, shares outstanding (in shares)	8,694,630	8,180,243	1,512,004
Seanergy Maritime Holdings Corp. [Member]
Common Stock [Abstract]
Share capital (in shares)				500